Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Accounts receivable, gross	809,299	702,368
Allowance for doubtful receivables	(5,603)	(2,162)
Accounts receivable, net	803,696	700,206

The decrease in accounts receivable as of December 31, 2016 compared to December 31, 2015 was mainly caused by relatively high payments received from customers prior to year-end 2016.
The carrying amount of the accounts receivable approximates the fair value. We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay.
Movements of the allowance for doubtful receivables are as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Balance at beginning of year	(2,070)	(5,603)
Addition for the year [1]	(3,870)	(3,161)
Effect of changes in exchange rates	(131)	(3)
Utilization of the provision	468	6,605
Balance at end of year	(5,603)	(2,162)

1.	The addition for the year is recorded in cost of sales.